Significant events (Details) $ in Thousands, $ in Millions					1 Months Ended				12 Months Ended
	Oct. 20, 2023 item	Mar. 10, 2023 MXN ($) tranche	Dec. 07, 2022 shares	Jun. 11, 2021	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023 MXN ($)	Jul. 31, 2022	Dec. 31, 2023 MXN ($)	Jan. 01, 2024	Dec. 31, 2023 USD ($)
Significant events
Repayment of debt securities									$ 1,500,000
Number of airports operated by the company | item	13
Percentage of passenger traffic to total passenger traffic by Acapulco International Airport									3.30%
Percentage of revenue to GCAN aeronautical and non-aeronautical revenues by Acapulco International Airport									3.20%
Decrease in total passenger traffic at Acapulco International Airport					49.80%	56.40%	62.80%
Property, plant and equipment
Significant events
Amount recovered from investments of Acapulco Airport After Disaster							$ 92,353		$ 92,353
Airport concessions
Significant events
Concessionaire tax rate							5.00%		5.00%	9.00%	5.00%
Debt instrument bonds issued on March 10,2023
Significant events
Principal amount		$ 3,200,000
Number of tranches | tranche		2
Interest rate basis		28-day TIIE
Spread on interest rate basis		22.00%
Variable interest rate | Debt instrument bonds issued on March 10,2023
Significant events
Principal amount		$ 640,000
Term of loan		3 years 4 months 24 days
Fixed interest rate | Debt instrument bonds issued on March 10,2023
Significant events
Principal amount		$ 2,560,000
Term of loan		7 years
Interest rate basis		10.26%
Green notes
Significant events
Repayment of debt note		$ 1,200,000
Aerodrome
Significant events
Shares acquired purchase price											$ 240.8
SETA
Significant events
Shares acquired purchase price											$ 578.7
Affiliates of VINCI Airports SAS
Significant events
Ownership interest indirectly held				29.99%
Series B | Aerodrome
Significant events
Number of shares held | shares			58,529,833
Series B | SETA
Significant events
Number of shares held | shares			7,516,377
Series BB
Significant events
Number of shares held | shares			49,766,000
Grupo Aeroportuario del Centro Norte, S. A. B. de C. V
Significant events
Ownership interest indirectly held			29.99%
Grupo Aeroportuario del Centro Norte, S. A. B. de C. V | Affiliates of VINCI Airports SAS
Significant events
Ownership interest indirectly held			29.99%					29.99%
Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member]
Significant events
Ownership interest indirectly held			100.00%
Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member] | Affiliates of VINCI Airports SAS
Significant events
Ownership interest indirectly held			100.00%